Leases-Group as Lessee - Summary of Amounts Recognized in Profit and Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Presentation of leases for lessee [abstract]
Depreciation expense of right-of-use-assets	$ 2,792	$ 2,342
Interest expense on lease liabilities	1,640	1,001
Amounts recognized in profit and loss	$ 4,432	$ 3,343